CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Operating activities:
Net income (loss)	$ 12,379,846	$ 3,408,663	$ (40,249,781)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	25,000	658,000	71,333
Equity in losses of affiliates	0	868,121	226,779
Bad debt expense (recoveries)	149,858	(187,193)	3,856,777
Inventory write-downs (reversals)	(117,585)	470,069	3,954,771
Depreciation and amortization	1,307,966	2,104,597	3,077,030
Loss(gain) from disposal of equipment and other long-term assets	151,397	672,667	(787,160)
Deferred income taxes	(7,842,672)	423,423	(179,990)
Accrued interests on long-term debt	0	0	14,183
Accrued interests on convertible loan receivable	(183,785)	(184,170)	(232,690)
Gains on disposal of available-for-sale securities	(11,845,796)	(18,088,327)	0
Gains on disposal of held-for-sales assets	0	(5,838,768)	0
Changes in operating assets and liabilities:
Accounts receivable	(447,631)	652,386	2,913,228
Notes receivable	0	276,062	(153,610)
Inventory	2,578,638	(311,781)	4,691,346
Prepaid advertising expenses	10,747	460,984	4,579,347
Other prepaid expenses and current assets	(1,236,651)	3,257,691	2,532,275
Accounts payable	(513,185)	(447,401)	(7,343,894)
Accrued expenses and other current liabilities	(488,410)	(4,382,664)	(343,890)
Income taxes payable	(3,312,122)	1,574,198	289,717
Deferred revenue	131,483	(167,540)	(118,673)
Net cash used in operating activities	(5,778,396)	(7,871,916)	(11,456,592)
Investing activities:
Purchase of property and equipment	(346,908)	(483,922)	(21,388)
Proceeds from disposal of equipment	11,452	80,748	3,922,958
Proceeds from disposal of held-for-sale assets	0	11,291,342	0
Investment in an affiliate	0	(150,000)	0
Disbursement for loan receivable	0	0	(3,024,932)
Disbursement for loan to related party	(3,628,415)	0	0
Purchase of other long-term assets	7,741	(358,938)	(477,220)
Proceeds from disposal of available-for-sale securities	11,845,796	18,258,139	0
Change in restricted cash	5,974	54,201	9,633,487
Net cash provided by investing activities	7,895,640	28,691,570	10,032,905
Financing activities:
Repurchase of ordinary shares	(4,694,950)	(1,530,895)	(375,000)
Repayment of long-term debt	0	0	(8,520,507)
Net cash used in financing activities	(4,694,950)	(1,530,895)	(8,895,507)
Effect of exchange rate changes on cash and cash equivalents	1,239,864	498,045	(709,544)
Cash flows from discontinue operations:
Operating activities	(3,148,055)	(6,427,927)	(10,876,482)
Investing activities			(634,305)
Financing activities
Net cash flows from discontinue operations	(3,148,055)	(6,427,927)	(11,510,787)
Net increase (decreased) in cash and cash equivalents	(4,485,897)	13,358,877	(22,539,525)
Cash and cash equivalents at the beginning of the year	25,505,731	12,146,854	34,686,379
Cash and cash equivalents at the end of the year	21,019,834	25,505,731	12,146,854
Supplemental disclosure of cash flow information:
Income taxes paid	3,512,489	2,236,119	129,780
Interest paid	0	0	70,507
Supplemental disclosure of non-cash investing and financial activities:
Receivable for the sale of property and equipment	$ 0	$ 0	$ 1,301,227